Rule 497(e)
Registration No. 033-11420
1940 Act File No. 811-04993

NICHOLAS LIMITED EDITION, INC.

SUPPLEMENT DATED SEPTEMBER 4, 2020
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS OF CLASS I (NCLEX),
EACH DATED APRIL 29, 2020
OF

Nicholas Limited Edition, Inc.

THIS SUPPLEMENT UPDATES THE CLASS I (NCLEX) SUMMARY AND STATUTORY PROSPECTUSES

PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE

The purpose of this supplement is to notify the shareholders of Nicholas Limited Edition, Inc. (the
"Fund") that Mr. David O. Nicholas has resumed his role as the sole Portfolio Manager of the
Fund. The information regarding the previous portfolio managers found in the following sections of the prospectus dated April 29, 2020 is deleted and replaced with the following.

INFORMATION REQUIRED IN THE PROSPECTUS:

1. The section of the Class I Summary Prospectus entitled “Portfolio Managers” and the section of the Class I Prospectus entitled “Summary — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Mr. David O. Nicholas is President, a Director and the Portfolio Manager of the Fund and
is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Nicholas has been a Portfolio Manager of the Fund since 1993.

2. The sixth and seventh paragraphs of the section captioned "THE FUND'S INVESTMENT ADVISER" of the Class I Prospectus is revised and restated as follows:

Mr. David O. Nicholas is President, a Director and Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. He has been Portfolio
Manager of the portfolio since March 1993. Mr. Nicholas is President, Chief Executive Officer,
Chief Investment Officer and a Director of the Adviser, and has been employed by the Adviser since 1986. Mr. Nicholas also serves as Portfolio Manager or Lead Portfolio Manager to other funds managed by the Adviser, and is a Chartered Financial Analyst.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of securities in the Fund.